Consolidated Statement Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of pension and postretirement prior service costs and net loss, tax	$ 88	$ 73	$ 75
Net gains (losses) arising during the period, tax	17	9	17
Reclassification adjustment for (gains) losses included in net earnings, tax	8	4	41
U.S. Plans [Member]
Pension and postretirement liability adjustments, tax	498	54	259
Non-U.S. Plans [Member]
Pension and postretirement liability adjustments, tax	$ 3	$ 3	$ 3